Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Controlling Interests [Abstract]
Non-Controlling Interests
34. NON-CONTROLLING INTERESTS

	Initial interest rate		2020	2019
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			162	160
			397	395
Step-up Callable Perpetual Reserve Capital Instruments
These instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA. They are perpetual and pay interest annually. The coupon rate resets every five years, based on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies.
PSA Finance UK Limited
PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling interests. See Note 19 for summarised financial information of PSA Finance UK Limited.